Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Other Assets, Current [Line Items]
VAT recoverable	$ 34,315		$ 17,180
Available-for-sale equity security	0	[1]	9,684	[1]
Receivable from the Group's executives and employees	4,506	[2]	4,522	[2]
Debt issuance cost (see note 17)	14,032		0
Others	29,438		36,307
Other current assets	$ 82,291		$ 67,693

[1]	Available-for-sale equity security
[2]	Receivable from the Group's executives and employees